Income Taxes (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Continuing Operations	(28.30%)	(15.10%)	(15.50%)	(12.80%)